S-K 1603(c) Fiduciary Duties to Other Companies	Feb. 10, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties:

Individual	Entity	Entity’s Business	Affiliation
Nicolas Rohatyn	The Rohatyn Group	Private Equity, Investment Management and Finance	Founder and Chief Executive Officer
Miguel Gutiérrez	The Rohatyn Group	Private Equity, Investment Management and Finance	Co-Founder
	Satellogic Inc.	Information Services and Technology	Director
	Capital Advisors Partner Asia	Private Equity	Director
	PECOM Servicios Energia S.A.	Oil & Gas Technology and Solutions	Director
Daniel Gerold	G&G Energy Consultants	Oil & Gas Consulting	Independent Consultant
	Purzel S.A.	Administrative Services	President
Miguel Kiguel	Banco Del Sol	Banking and Finance	Director
	Raghsa S.A.	Real Estate	Director
	Megainver S. A.	Asset Management	Director
	Puente Hnos. S.A.	Financial Services	Director
	Econviews	Consulting
Thomas Wolf	Avance Investment Management	Private Equity	Senior Advisor
	Kenner & Company, Inc.	Private Equity	Managing Partner